Long-Term Investments - Schedule of Long-Term Investments (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule Of Investments [Line Items]
Equity securities with readily determinable fair values	¥ 242,378,696	$ 37,146,160	¥ 207,007,926
Long-term investments	369,525,917	56,632,324	398,637,701
Shanghai Wiselong Enterprise Management Co., Ltd.
Schedule Of Investments [Line Items]
Equity method investments	24,489,092	3,753,117	23,579,728
Others
Schedule Of Investments [Line Items]
Equity method investments	1,000,000	153,257
China Gingko Education Group Company Limited
Schedule Of Investments [Line Items]
Equity securities with readily determinable fair values	56,354,913	8,636,768	70,193,934
Zhejiang New Century Hotel Management Co., Ltd.
Schedule Of Investments [Line Items]
Equity securities with readily determinable fair values	180,457,226	27,656,280	192,639,353
Yibon Hotel Group Co., Ltd
Schedule Of Investments [Line Items]
Equity securities without readily determinable fair values			103,701,474
Available-for-sale debt investment	103,701,474	15,892,946
Others
Schedule Of Investments [Line Items]
Equity securities without readily determinable fair values	¥ 3,523,212	$ 539,956	¥ 8,523,212